General	12 Months Ended
Dec. 31, 2018
General [Abstract]
GENERAL

NOTE 1:- GENERAL

a.	Elbit Imaging Ltd. (“the Company”) was incorporated in Israel. The Company’s shares are registered for trade on the Tel Aviv Stock Exchange and until March, 2019 in the United States on the NASDAQ Global Select Market (See note 13b7). Following debt restructuring plan approved in 2014 the Group main focus is to reduce corporate debt by early repayments following sale of assets and to continue with efficiency measures and cost reduction where possible.

b.	The Group engages, directly and through its investee companies, in Israel and abroad, mainly in the following areas:

●	Medical industries and devices - through the Company indirect holdings in two companies which operates in the field of life science: (i) Insightec which operates in the field of development, production, and marketing of treatment-oriented medical systems, based on a unique technological platform combining the use of focused ultrasound and magnetic resonance imaging for the purpose of performing noninvasive treatments in human beings; and (ii) Gamida which operates in the field of research, development and manufacture of products designated for certain cancer diseases.

●	Plots in India - plots designated for sale which were initially designated to residential projects held by jointly controlled company Elbit Plaza India Real Estate Holdings Limited (“EPI”).

●	Plots in Eastern Europe initially designated for development of commercial centers includes plots in Eastern Europe held by our associate Plaza Centers N.V. (“PC”) whose business strategy is to dispose of its real estate assets at optimal market conditions. In December 2018, the Company had lost the control over PC as a result of irrevocably transfer its voting rights in PC to trustee. For further information, see Note 19.

c.	Going concern and liquidity position of the Company as of December 31, 2018:

As of the financial statements’ approval date, the Company’s standalone financial position includes liabilities to Series I notes in the aggregate principal and interest amount of approximately NIS 144 million which is due until November 30, 2019. In addition, until November 2019 the Company has certain operational expenses and other current liabilities for its ongoing operations in the amount of approximately NIS 11 million.

The Company has prepared a projected cash flow that outlines the relevant resources that will facilitate future liabilities and expenses with emphasis on period until November 2019 when the repayment to Series I notes is due. These resources include the following: (i) cash and cash equivalents (on a standalone basis) of approximately NIS 24 million; (ii) proceeds from payments on account of the sale of the Company’s plot in Bangalore (India) in the amount of approximately NIS 12 million based on sale agreement signed on March 2018 and was amended through April 2019 as mentioned in Note 6a2b and taking in consideration possible delay in payments.; (iii) proceeds from sale of the Company’s shares in Elbit Medical in the amount of approximately NIS 129 million (see also Note 21 1).

c.	Going concern and liquidity position of the Company as of December 31, 2018 (Cont.):

Since there is no certainty regarding the Company’s ability to realize the above projection (which is based mainly on the realization of the Company’s assets), concurrently, the Company is examining the possibilities of raising capital and/or debt (private and/or public) to repay and/or extend its Series I notes.

Management acknowledges that the above expected cash flows are based on forward-looking plans and estimations which rely on the information known to management at the time of the approval of these financial statements. The materialization of the above forecast is not certain and is subject to factors beyond the Company’s control. Delays in the realization of the Group’s assets and investments or realization at a price which is lower than expected by management could have an adverse effect on the Company’s liquidity position and its ability to meet its contractual obligations on a timely manner.

The abovementioned conditions and the short time remaining to maturity of Series I notes cast a significant doubt about the Company’s ability to repay its liabilities when due and to continue as a going concern.

Note that based on existing trust deed of (Series I) notes, in case of material deterioration in the Company's business in compare to its condition at the date of the debt arrangement, and substantial concern that the Company will not be able to repay the bonds on time, the Series I noteholders may call for immediate repayment of the Series I Notes.

e.	Definitions:

The Company	-	Elbit Imaging

Group	-	The Company and its Investees

Investees	-	Subsidiaries, joint ventures and associates

Elbit Medical	-	Elbit Medical Technologies Ltd., a public Israeli company traded on the Tel Aviv Stock Exchange. As for December 31, 2018, the Company holds approximately 63% of Elbit Medical share capital (41% on a fully diluted basis).

PC	-	Plaza Centers N.V. Group, an associate of the Company, which in past operated mainly in the field of commercial centers and is traded in the Main Board of the London Stock Exchange, the Warsaw stock Exchange (“WSE”) and Tel Aviv Stock Exchange. As of December 31, 2018, the Company holds 44.9% in PC. For loss of control over PC during 2018 see Note 19 b.

EPI	-	Jointly controlled entity held 47% by the Company and by 47% by PC.

Related parties	-	As defined in International Accounting Standard (“IAS”) No. 24 see Note 17.